CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues:	$ 217,893,838	$ 227,541,298	$ 177,689,191
Cost of goods sold (excluding depreciation and amortization)	144,738,541	132,641,621	97,057,581
Operating expenses:
Selling, general and administrative expenses	104,534,226	86,244,899	68,504,581
Depreciation and amortization	4,411,298	4,468,527	3,598,498
Other operating income, net	(932,748)	(774,986)	(254,312)
Total operating expenses	108,012,776	89,938,440	71,848,767
Income (loss) from operations	(34,857,479)	4,961,237	8,782,843
Interest income	2,231,462	440,875	351,496
Other income, net	2,307,270
Income (loss) before income taxes and noncontrolling interests	(30,318,747)	5,402,112	9,134,339
Income tax expense	(2,943,769)	(957,648)	(1,922,118)
Net income (loss)	(33,262,516)	4,444,464	7,212,221
Accretion of noncontrolling interest	256,792
Net income (loss) attributable to noncontrolling interests	(295,647)	13,855
Net income (loss) attributable to Mecox Lane Limited shareholders	$ (33,223,661)	$ 4,430,609	$ 7,212,221
Earnings (loss) per ordinary share:
Basic (in dollars per share)	$ (0.08)	$ 0.01	$ 0.02
Diluted (in dollars per share)	$ (0.08)	$ 0.01	$ 0.02
Earnings (loss) per ADS:
Basic (in dollars per share)	$ (0.57)	$ 0.07	$ 0.15
Diluted (in dollars per share)	$ (0.57)	$ 0.06	$ 0.15
Weighted average ordinary shares used in per share calculation
Basic (in shares)	405,192,243	242,026,404	205,381,732
Diluted (in shares)	405,192,243	396,873,164	332,293,300
Weighted average ADS used in per share calculation
Basic (in shares)	57,884,606	34,575,201	29,340,247
Diluted (in shares)	57,884,606	56,696,166	47,470,471